Stock-Based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	2,171	1,942
Granted (shares)	811	788
Notional dividends reinvested (shares)	74	78
Paid out (shares)	(641)	(609)
Cancelled/forfeited (shares)	(35)	(28)
Outstanding, end of year (shares)	2,380	2,171
Additional information ($ millions)
Compensation expense recognized	$ 109	$ 53
Compensation expense unrecognized	43	34
Cash payout	39	44
Accrued liability as at December 31	177	105
Aggregate intrinsic value as at December 31	$ 220	$ 139
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year
RSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,201	1,079
Granted (shares)	463	464
Notional dividends reinvested (shares)	39	38
Paid out (shares)	(315)	(357)
Cancelled/forfeited (shares)	(30)	(23)
Outstanding, end of year (shares)	1,358	1,201
Additional information ($ millions)
Compensation expense recognized	$ 41	$ 29
Compensation expense unrecognized	24	21
Cash payout	19	19
Accrued liability as at December 31	73	54
Aggregate intrinsic value as at December 31	$ 97	$ 75
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year